Note 7 - Property, Manufacturing Facility and Equipment (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment, Owned, Accumulated Depreciation	€ 276	€ 230	€ 184
Lab Equipment [Member]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Other Property, Plant, and Equipment, Gross	€ 460	€ 460	€ 460